Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	50,000,000	50,000,000
Series B Convertible Preferred Shares
Convertible preferred shares, shares authorized	4,000	4,000
Convertible preferred shares, stated value per share (in Dollars per share)	$ 1,000	$ 1,000
Convertible preferred shares, shares issued	4,000	4,000
Convertible preferred shares, shares outstanding	4,000	4,000
Series A Convertible Preferred Shares
Convertible preferred shares, shares authorized	345,000	345,000
Convertible preferred shares, stated value per share (in Dollars per share)	$ 1,000	$ 1,000
Convertible preferred shares, shares issued	150	6,500
Convertible preferred shares, shares outstanding	150	6,500
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	300,000,000	300,000,000
Ordinary shares, shares issued	40,194,722	29,677,969
Ordinary shares, shares outstanding	40,194,722	29,677,969
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	150,000,000	150,000,000
Ordinary shares, shares issued	9,843,096	9,843,096
Ordinary shares, shares outstanding	9,843,096	9,843,096